Acquisitions Of Subsidiaries - Summary Of Detailed Information About Reserve Arising On Acquisition (Detail) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2022	Apr. 30, 2023	Aug. 03, 2020
Disclosure Of Reserve Arising On Acquisition [Abstract]
Consideration transferred		$ 266,647	$ 11,725
Plus: non-controlling interests of AMTD Assets		4,651	4,002
Plus: non-controlling interests of AMTD Assets' subsidiaries		57,479
Less: recognized amounts of net assets acquired		(175,085)	$ (8,161)
Total	$ 153,692	$ 153,692